Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash In Banks	$ 55,025	$ 863,812
Accounts Receivable – Net of Allowance	826,698	487,239
Prepaid	434,443	141,625
Total Current Assets	1,316,166	1,492,676
Fixed Assets
Fixed Assets – Cost	1,460,175	1,597,986
Less: Accumulated Depreciation	(1,347,261)	(1,460,125)
Fixed Assets – Book Value	112,914	137,861
Other Assets
Employee Incentive Mortgages	0	6,578
TOTAL ASSETS	1,429,080	1,637,115
Current Liabilities
Accounts Payable	1,406,577	178,574
Loan Payable – Related Party	646,035	0
Total Current Liabilities	2,052,612	178,574
Other Liabilities
Loan Payable – Stockholder	464,078	464,078
Total Liabilities	2,516,690	642,652
Stockholders’ Equity
Preferred Stock, $0.001 par value, 10,000,000 Shares authorized, No shares issued and outstanding as of September 30, 2021 and December 31, 2020	0	0
Common stock, $0.001 par value, 75,000,000 Shares authorized, 15,762,860 shares issued and outstanding as of September 30, 2021 and December 31, 2020	15,763	15,763
Additional paid in capital	(224,043)	75,957
Accumulated deficit	(879,330)	902,743
Total Stockholders’ (Deficit) Equity	(1,087,610)	994,463
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY	$ 1,429,080	1,637,115
PHONEBRASIL INTERNATIONAL, INC. [Member]
Other Assets
TOTAL ASSETS
Current liabilities
Accounts payable and accrued expenses			5,575
Notes payable-related party			7,500
Commitments and contingencies
Stockholders’ Equity
Preferred Stock, $0.000001, 10,000,000 shares authorized, 10,000,000 and -0- shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively		300
Common stock, $0.001 par value 75,000,000, shares authorized, 290,340 and 110,340 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively		18
Current Liabilities
Total Current Liabilities			13,075
Other Liabilities
Total Liabilities			13,075
Stockholders’ Equity
Additional paid in capital		277,043
Accumulated deficit		(277,361)	(13,075)
Total Stockholders’ (Deficit) Equity			(13,075)
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY